UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SRB Management, L.P.
Address: 300 Crescent Court
         Suite 1111
         Dallas, Texas  75201

13F File Number:  28-12314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven R. Becker
Title:     Manager of BC Advisors, L.L.C., General Partner
Phone:     214.756.6056

Signature, Place, and Date of Signing:

     Steven R. Becker     Dallas, Texas     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     35

Form13F Information Table Value Total:     $91,320 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102     2105  1196300 SH       SOLE                  1196300
ALLOY INC                      NEW COM          019855303     4601   488434 SH       SOLE                   488434
ALPHATEC HOLDINGS INC          COM              02081G102     9792  1942907 SH       SOLE                  1942907
AUTOBYTEL INC                  COM              05275N106     8512  3095099 SH       SOLE                  3095099
CALIPER LIFE SCIENCES INC      *W EXP 08/10/201 130872112      272   236330 SH       SOLE                   236330
CALLWAVE INC DEL               COM              13126N101     2058   663800 SH       SOLE                   663800
CARRIER ACCESS CORP            COM              144460102     2630  1095898 SH       SOLE                  1095898
CHEROKEE INTL CORP             COM              164450108      667   326941 SH       SOLE                   326941
CLAYTON HLDGS INC              COM              18418N107     1758   340100 SH       SOLE                   340100
CORGI INTERNATIONAL LIMITED    SPON ADR NEW     21872Q202      523   235770 SH       SOLE                   235770
DESIGN WITHIN REACH INC        COM              250557105      563   152043 SH       SOLE                   152043
DUSA PHARMACEUTICALS INC       COM              266898105     2880  1391163 SH       SOLE                  1391163
ENCISION INC                   COM              29254Q104      316   140275 SH       SOLE                   140275
EPIX PHARMACEUTICALS INC       COM NEW          26881Q309      756   191831 SH       SOLE                   191831
GLU MOBILE INC                 COM              379890106     2953   565675 SH       SOLE                   565675
HOOPER HOLMES INC              COM              439104100     1067   620100 SH       SOLE                   620100
ICAGEN INC                     COM              45104P104     2460  1464410 SH       SOLE                  1464410
INVENTURE GROUP INC            COM              461214108     6170  2766597 SH       SOLE                  2766597
KINTERA INC                    COM              49720P506     1654  1109749 SH       SOLE                  1109749
LENOX GROUP INC                COM              526262100      534   202100 SH       SOLE                   202100
LOOKSMART LTD                  COM NEW          543442503     3855  1208385 SH       SOLE                  1208385
MANAGEMENT NETWORK GROUP INC   COM              561693102     8534  3400000 SH       SOLE                  3400000
MEDECISION INC                 COM              58406P102     1385   479405 SH       SOLE                   479405
MOVE INC COM                   COM              62458M108     1362   555854 SH       SOLE                   555854
ON TRACK INNOVATION LTD        SHS              M8791A109      701   194626 SH       SOLE                   194626
POKERTEK INC                   COM              730864105      685    88325 SH       SOLE                    88325
REDENVELOPE INC                COM              75733R601     1736   375000 SH       SOLE                   375000
REGENT COMMUNICATIONS INC DE   COM              758865109      308   200000 SH       SOLE                   200000
STRATEGIC DIAGNOSTICS INC      COM              862700101    11571  2150739 SH       SOLE                  2150739
TELULAR CORP                   COM NEW          87970T208      248    36200 SH       SOLE                    36200
TUMBLEWEED COMMUNICATIONS CO   COM              899690101      196   116887 SH       SOLE                   116887
VALUEVISION MEDIA INC          CL A             92047K107     2376   377813 SH       SOLE                   377813
WILSONS THE LEATHER EXPERTS    COM              972463103     2117  2251689 SH       SOLE                  2251689
WORLD HEART CORP               COM PAR $0.001   980905301     1687   544110 SH       SOLE                   544110
ZILA INC                       COM PAR $0.01    989513205     2288  2358700 SH       SOLE                  2358700